Volkswagen Auto Loan Enhanced Trust 2021-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-2021	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		12/16/2021
2	Payment Date		12/20/2021
3	Collection Period	10/1/2021	11/30/2021	61
4	Monthly Interest Period - Actual/360	12/13/2021	12/19/2021	7
5	Monthly Interest - 30/360			7

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		324,500,000.00	324,500,000.00	118,531,963.14	205,968,036.86	0.6347243
7	Class A-2-A Notes		630,000,000.00	630,000,000.00	—	630,000,000.00	1.0000000
8	Class A-3 Notes		630,000,000.00	630,000,000.00	—	630,000,000.00	1.0000000
9	Class A-4 Notes		165,500,000.00	165,500,000.00	—	165,500,000.00	1.0000000

10	Total Securities		$1,750,000,000.00	$1,750,000,000.00	$118,531,963.14	$1,631,468,036.86

11	Overcollateralization		72,922,127.29	72,922,127.29		72,922,127.29

12	Adjusted Pool Balance		$1,822,922,127.29	$1,822,922,127.29	$118,531,963.14	$1,704,390,164.15

13	YSOC		59,379,670.34	59,379,670.34		55,239,820.42

14	Net Pool Balance		$1,882,301,797.63	$1,882,301,797.63	$118,531,963.14	$1,759,629,984.58

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.15946%	N/A	10,061.48	0.0310061	118,542,024.62	365.3067014
16	Class A-2-A Notes	0.49000%	N/A	60,025.00	0.0952778	60,025.00	0.0952778
17	Class A-3 Notes	1.02000%	N/A	124,950.00	0.1983333	124,950.00	0.1983333
18	Class A-4 Notes	1.26000%	N/A	40,547.50	0.2450000	40,547.50	0.2450000

19	Total Securities			235,583.98		118,767,547.12

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Scheduled Principal Payments Received	66,632,668.56
21	Scheduled Interest Payments Received	9,083,607.49
22	Prepayments of Principal Received	55,250,746.04
23	Liquidation Proceeds	636,579.26
24	Recoveries Received	6,262.82
25	Other Payments Received to Reduce Principal

26	Subtotal: Total Collections	131,609,864.17

27	Repurchased Receivables	—
28	Reserve Account Excess Amount (Item 88)	—

29	Total Available Funds, prior to Servicer Advances	131,609,864.17

30	Servicer Advance (Item 71)	—

31	Total Available Funds + Servicer Advance	131,609,864.17

32	Reserve Account Draw Amount (Item 74)	—

33	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	131,609,864.17

D.	DISTRIBUTIONS
	Distribution Summary:
34	Prior Advance Reimbursement (Item 77)	—
35	Servicing Fees (Item 41)	3,137,169.66
36	Class A Noteholder Interest (Item 50)	235,583.98
37	Principal Distribution Amount (Item 75)	118,531,963.14
38	Amount Paid to Reserve Account to Reach Specified Balance	—
39	Other Amounts Paid to Trustees	—
40	Certificateholders Principal Distribution Amount	—

41	Remaining Funds to Seller	9,705,147.39

	Distribution Detail:	Due	Shortfall	Paid
42	Servicing Fees	3,137,169.66	—	3,137,169.66

	Pro rata:
43	Class A-1 Interest	10,061.48	—	10,061.48
44	Class A-2-A Interest	60,025.00	—	60,025.00
45	Class A-3 Interest	124,950.00	—	124,950.00
46	Class A-4 Interest	40,547.50	—	40,547.50
47	Class A-1 Interest Carryover Shortfall	—	—	—
48	Class A-2 Interest Carryover Shortfall	—	—	—
49	Class A-3 Interest Carryover Shortfall	—	—	—
50	Class A-4 Interest Carryover Shortfall	—	—	—

51	Class A Noteholder Interest	235,583.98	—	235,583.98

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
52	Beginning Adjusted Pool Balance			1,822,922,127.29
53	Beginning Net Pool Balance		1,882,301,797.63
54	Receipts of Scheduled Principal		(66,632,668.56)
55	Receipts of Prepaid Principal		(55,250,746.04)
56	Liquidation Proceeds		(636,579.26)
57	Other Collections of Principal		—
58	Principal Amount of Repurchases		—
59	Principal Amount of Defaulted Receivables		(151,819.19)

60	Ending Net Pool Balance		1,759,629,984.58
61	Yield Supplement Overcollateralization Amount		55,239,820.42

62	Adjusted Pool Balance		1,704,390,164.15
63	Less: Adjusted Pool Balance - End of Collection Period			1,704,390,164.15

64	Calculated Principal Distribution Amount			118,531,963.14

	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 28)			131,609,864.17
66	Less: Prior Advance Reimbursement (Item 33)			—
67	Less: Servicing Fees Paid (Item 34)			3,137,169.66
68	Less: Interest Paid to Noteholders (Item 35)			235,583.98
69	Less: Calculated Principal Distribution (Item 63)			118,531,963.14

70	Equals: Remaining Available Funds before Servicer Advance			9,705,147.39
71	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

72	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
73	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			9,705,147.39
74	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

75	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

76	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			118,531,963.14

	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance			—
78	Less: Prior Advance Reimbursement			—
79	Plus: Additional Servicer Advances for Current Period			—

80	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
81	Specified Reserve Account Balance (Lesser of (a) $12,475,967.21, and (b) the aggregate note balance)			4,557,305.32
82	Initial Reserve Account Balance			4,557,305.32
83	Beginning Reserve Account Balance			4,557,305.32
84	Plus: Net Investment Income for the Collection Period			—

85	Subtotal: Reserve Fund Available for Distribution			4,557,305.32
86	Plus: Deposit of Excess Available Funds (Item 37)			—
87	Less: Reserve Account Draw Amount (Item 74)			—

88	Subtotal Reserve Account Balance			4,557,305.32
89	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			—

90	Equals: Ending Reserve Account Balance			4,557,305.32

91	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial		Current Period
92	Net Pool Balance	1,882,301,798		1,759,629,985
93	Number of Current Contracts	74,164		71,910
94	Weighted Average Loan Rate	2.98%		2.96%
95	Average Remaining Term	54.4		52.5
96	Average Original Term	64.7		64.7
97	Monthly Prepayment Rate - October Collections			1.24%
98	Monthly Prepayment Rate - November Collections			0.01412937

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
99	Aggregate Outstanding Principal Balance of Charged Off Receivables		22	788,398.45
100	Liquidation Proceeds on Related Vehicles			636,579.26
101	Recoveries Received on Receivables Previously Charged Off			6,262.82

102	Net Principal Losses for Current Collection Period		22	145,556.37

103	Beginning Net Principal Losses		—	—
104	Net Principal Losses for Current Collection Period		22	145,556.37

105	Cumulative Net Principal Losses		22	145,556.37

106	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,290,803,105.57)			0.01%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
107	Current	99.69%	71,694	1,754,249,807.92
108	31 - 60 Days Delinquent	0.25%	173	4,318,954.85
109	61 - 90 Days Delinquent	0.06%	43	1,061,221.81
110	91-120 Days Delinquent1	0.00%	—	—

111	Total	100.00%	71,910	1,759,629,984.58

H.	DELINQUENCY AND NET LOSS RATIOS

112	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
113	Current Period			0.01%
114	Prior Period			N/A
115	Two Periods Prior			N/A
116	Three Periods Prior			N/A

117	Four Period Average (Current and Three Prior Collection Periods)			0.01%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
118	Current Period			0.06%
119	Prior Period			N/A
120	Two Periods Prior			N/A
121	Three Periods Prior			N/A

122	Four Period Average (Current and Three Prior Collection Periods)			0.06%

123	Delinquency Trigger			4.48%
124	Delinquency Percentage (61-Day Delinquent Receivables)			0.06%
125	Delinquency Trigger occurred in this collection Period?			No

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

	Credit Risk Retention Information (To appear on the first servicing certificate after closing)
	Pursuant to the Securities and Exchange Commission’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), VW Credit, Inc. is required to retain an economic interest in the credit risk of the receivables with a fair value of at least 5% of the aggregate fair value of the notes and the certificate on the Closing Date. Volkswagen Auto Lease/Loan Underwritten Funding, LLC, the depositor and a wholly-owned affiliate of VW Credit, Inc., retained all of the certificates as of the Closing Date as an “eligible horizontal residual interest” (“EHRI”). VW Credit, Inc. recalculated the fair value of EHRI as of the Closing Date, and no changes in the fair value methodology or inputs and assumptions described in the prospectus were made. As of the Closing Date, the approximate fair value of the EHRI retained by the depositor was equal to $128,054,808.03 (6.82% expressed as a percentage of the fair value of the EHRI and the Notes). The depositor is retaining a sufficient portion of the certificates necessary to satisfy the requirements of Regulation RR.

VW CREDIT, INC., as Servicer